Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares
Statement of comprehensive income [Abstract]
Research and development expenses, net	₪ 11,503	$ 3,318	₪ 8,256	₪ 5,893
General and administrative expenses	12,930	3,729	7,968	4,204
Other Income			(280)
Total operating expenses	24,433	7,047	15,944	10,097
Operating loss	24,433	7,047	15,944	10,097
Financial income	(101)	(29)	(660)	(4)
Financial expenses	3,892	1,123	33	79
Total Comprehensive loss	₪ 28,224	$ 8,141	₪ 15,317	₪ 10,172
Loss per share
Basic and diluted loss per share | (per share)	₪ 0.252	$ 0.073	₪ 0.168	₪ 0.137
Basic and diluted loss per ADS | (per share)	₪ 5.04	$ 1.46	₪ 3.36	₪ 2.74
Weighted average number of shares outstanding used to compute basic and diluted loss per share	111,968,663	111,968,663	91,128,516	74,475,109